CAPITAL STOCK (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended	6 Months Ended
	Aug. 19, 2022	Jul. 18, 2022	Jun. 24, 2022	Jun. 16, 2020	Jun. 30, 2021	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Number of stock sold			1,150,000		90,888
Gross proceeds from stock sold			$ 26,500		$ 2,600
Net proceeds from stock sold					$ 2,500
Offering Cost			1,800
Management, underwriting and selling expenses			$ 1,600
Number of shares issued						2,425,999
Number of shares exchanged		1,070,000
Minority interest, percentage		21.68%
Proceeds from offering						$ 32,000
Accredited Investors [Member]
IfrsStatementLineItems [Line Items]
Shares issued in a private placement, net of issue costs, shares				698,145
Shares price				$ 10.00
Shares issued in a private placement, net of issue costs				$ 6,980
Directors [Member]
IfrsStatementLineItems [Line Items]
Shares issued in a private placement, net of issue costs, shares				215,000
Shares issued in a private placement, net of issue costs				$ 2,150
Lincoln [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	94,508					94,508
Proceeds from offering	$ 30,000